Fixed Assets - Additional Information (Detail) ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Abstract]
Fixed assets, depreciation expense	¥ 7.1	$ 1.0	¥ 6.2	¥ 5.7